FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA HH

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA HH

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA HH

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA HH indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA HH as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

DWS Alternative Asset Allocation Class A Shares (1)	DWS Small Mid Cap Value Class A Shares (1)
DWS Capital Growth Class A Shares (1)	TA BlackRock Global Real Estate Securities Initial Class (1)
DWS CROCI U.S. Class A Shares (1)	TA International Growth Initial Class (1)
DWS Global Small Cap Class A Shares (1)	TA JPMorgan Core Bond Initial Class (1)
DWS Government Money Market Class A Shares (1)	TA PIMCO Total Return Initial Class (1)
DWS High Income Class A Shares (1)	TA WMC US Growth Initial Class (2)
DWS Small Mid Cap Growth Class A Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 1, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA HH based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA HH in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA HH since 2014.

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
DWS Alternative Asset Allocation Class A Shares	3,112.780	$40,751	$42,645	$1	$42,646	36,294	$1.146006	$10.882448
DWS Capital Growth Class A Shares	3,702.495	106,268	156,838	(3)	156,835	39,066	3.915621	21.446508
DWS CROCI U.S. Class A Shares	12,103.225	163,293	156,374	(2)	156,372	99,038	1.539986	11.697219
DWS Global Small Cap Class A Shares	8,390.429	80,560	99,846	1	99,847	60,092	1.620514	12.258805
DWS Government Money Market Class A Shares	1.100	1	1	(1)	-	-	0.947196	9.585641
DWS High Income Class A Shares	13,720.089	78,256	85,476	-	85,476	52,760	1.580081	11.808866
DWS Small Mid Cap Growth Class A Shares	1,634.062	20,613	28,482	1	28,483	11,384	2.440407	15.084811
DWS Small Mid Cap Value Class A Shares	2,372.243	27,230	28,467	(3)	28,464	16,529	1.679543	10.122296
TA BlackRock Global Real Estate Securities Initial Class	-	-	-	-	-	-	1.483591	11.460020
TA International Growth Initial Class	8,701.408	67,959	85,622	(1)	85,621	48,700	1.714622	14.892299
TA JPMorgan Core Bond Initial Class	54,188.983	731,604	739,680	3	739,683	550,551	1.310313	11.246532
TA PIMCO Total Return Initial Class	-	-	-	-	-	-	1.322241	11.317107
TA WMC US Growth Initial Class	-	-	-	-	-	-	1.473942	14.773822

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	DWS Alternative Asset Allocation Class A Shares	DWS Capital Growth Class A Shares	DWS CROCI U.S. Class A Shares	DWS Global Small Cap Class A Shares	DWS Government Money Market Class A Shares

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$34,109	$125,340	$125,456	$79,938	$-

Investment Income:
Reinvested Dividends	1,402	578	2,573	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	269	992	992	628	-

Net Investment Income (Loss)	1,133	(414)	1,581	(628)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,843	10,957	4,543	-
Realized Gain (Loss) on Investments	(50)	5,286	4,713	(7,060)	-

Net Realized Capital Gains (Losses) on Investments	(50)	20,129	15,670	(2,517)	-
Net Change in Unrealized Appreciation (Depreciation)	3,666	22,555	21,715	19,543	-

Net Gain (Loss) on Investment	3,616	42,684	37,385	17,026	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,749	42,270	38,966	16,398	-

Increase (Decrease) in Net Assets from Contract Transactions	753	(22,349)	(19,710)	(4,001)	-

Total Increase (Decrease) in Net Assets	5,502	19,921	19,256	12,397	-

Net Assets as of December 31, 2019:	$39,611	$145,261	$144,712	$92,335	$-

Investment Income:
Reinvested Dividends	1,068	785	3,579	846	172
Investment Expense:
Mortality and Expense Risk and Administrative Charges	284	1,050	1,029	665	995

Net Investment Income (Loss)	784	(265)	2,550	181	(823)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,664	8,097	-	-
Realized Gain (Loss) on Investments	(75)	13,293	(3,684)	(11,236)	-

Net Realized Capital Gains (Losses) on Investments	(75)	23,957	4,413	(11,236)	-
Net Change in Unrealized Appreciation (Depreciation)	1,715	26,682	(21,195)	29,980	-

Net Gain (Loss) on Investment	1,640	50,639	(16,782)	18,744	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,424	50,374	(14,232)	18,925	(823)

Increase (Decrease) in Net Assets from Contract Transactions	611	(38,800)	25,892	(11,413)	823

Total Increase (Decrease) in Net Assets	3,035	11,574	11,660	7,512	-

Net Assets as of December 31, 2020:	$42,646	$156,835	$156,372	$99,847	$-

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	DWS High Income Class A Shares	DWS Small Mid Cap Growth Class A Shares	DWS Small Mid Cap Value Class A Shares	TA BlackRock Global Real Estate Securities Initial Class	TA International Growth Initial Class

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$-	$22,752	$22,653	$-	$68,626

Investment Income:
Reinvested Dividends	-	-	174	-	1,254
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	180	180	-	399

Net Investment Income (Loss)	-	(180)	(6)	-	855

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,977	1,733	-	12,592
Realized Gain (Loss) on Investments	-	(2,255)	(717)	-	2,759

Net Realized Capital Gains (Losses) on Investments	-	722	1,016	-	15,351
Net Change in Unrealized Appreciation (Depreciation)	-	4,358	3,748	-	1,857

Net Gain (Loss) on Investment	-	5,080	4,764	-	17,208

Net Increase (Decrease) in Net Assets Resulting from Operations	-	4,900	4,758	-	18,063

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,248)	(947)	-	(7,506)

Total Increase (Decrease) in Net Assets	-	3,652	3,811	-	10,557

Net Assets as of December 31, 2019:	$-	$26,404	$26,464	$-	$79,183

Investment Income:
Reinvested Dividends	-	14	416	-	1,766
Investment Expense:
Mortality and Expense Risk and Administrative Charges	302	191	189	-	422

Net Investment Income (Loss)	(302)	(177)	227	-	1,344

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	478	2,421	-	-
Realized Gain (Loss) on Investments	115	(3,763)	(4,181)	-	344

Net Realized Capital Gains (Losses) on Investments	115	(3,285)	(1,760)	-	344
Net Change in Unrealized Appreciation (Depreciation)	7,220	11,655	3,064	-	16,100

Net Gain (Loss) on Investment	7,335	8,370	1,304	-	16,444

Net Increase (Decrease) in Net Assets Resulting from Operations	7,033	8,193	1,531	-	17,788

Increase (Decrease) in Net Assets from Contract Transactions	78,443	(6,114)	469	-	(11,350)

Total Increase (Decrease) in Net Assets	85,476	2,079	2,000	-	6,438

Net Assets as of December 31, 2020:	$85,476	$28,483	$28,464	$-	$85,621

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Core Bond Initial Class	TA PIMCO Total Return Initial Class	TA WMC US Growth Initial Class

	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2018:	$275,224	$-	$-

Investment Income:
Reinvested Dividends	8,007	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,586	-	-

Net Investment Income (Loss)	6,421	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	89	-	-

Net Realized Capital Gains (Losses) on Investments	89	-	-
Net Change in Unrealized Appreciation (Depreciation)	16,213	-	-

Net Gain (Loss) on Investment	16,302	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	22,723	-	-

Increase (Decrease) in Net Assets from Contract Transactions	17,287	-	-

Total Increase (Decrease) in Net Assets	40,010	-	-

Net Assets as of December 31, 2019:	$315,234	$-	$-

Investment Income:
Reinvested Dividends	25,892	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,710	-	-

Net Investment Income (Loss)	23,182	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,820	-	-
Realized Gain (Loss) on Investments	1,077	-	-

Net Realized Capital Gains (Losses) on Investments	2,897	-	-
Net Change in Unrealized Appreciation (Depreciation)	2,994	-	-

Net Gain (Loss) on Investment	5,891	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	29,073	-	-

Increase (Decrease) in Net Assets from Contract Transactions	395,376	-	-

Total Increase (Decrease) in Net Assets	424,449	-	-

Net Assets as of December 31, 2020:	$739,683	$-	$-

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA HH (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of DWS Personal Pension Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
DWS Variable Series	DWS Variable Series
DWS Alternative Asset Allocation Class A Shares	DWS Alternative Asset Allocation VIP Class A Shares
DWS Capital Growth Class A Shares	DWS Capital Growth VIP Class A Shares
DWS CROCI U.S. Class A Shares	DWS CROCI U.S. VIP Class A Shares
DWS Global Small Cap Class A Shares	DWS Global Small Cap VIP Class A Shares
DWS Government Money Market Class A Shares	DWS Government Money Market VIP Class A Shares
DWS High Income Class A Shares	DWS High Income VIP Class A Shares
DWS Small Mid Cap Growth Class A Shares	DWS Small Mid Cap Growth VIP Class A Shares
DWS Small Mid Cap Value Class A Shares	DWS Small Mid Cap Value VIP Class A Shares
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA WMC US Growth Initial Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA International Growth Initial Class	TA Greystone International Growth Initial Class

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
DWS Alternative Asset Allocation Class A Shares	$3,959	$2,564
DWS Capital Growth Class A Shares	28,518	56,920
DWS CROCI U.S. Class A Shares	52,443	15,904
DWS Global Small Cap Class A Shares	21,001	32,232
DWS Government Money Market Class A Shares	481,181	481,180
DWS High Income Class A Shares	80,514	2,373
DWS Small Mid Cap Growth Class A Shares	5,633	11,446
DWS Small Mid Cap Value Class A Shares	11,084	7,967
TA BlackRock Global Real Estate Securities Initial Class	-	-
TA International Growth Initial Class	15,390	25,396
TA JPMorgan Core Bond Initial Class	467,469	47,092
TA PIMCO Total Return Initial Class	-	-
TA WMC US Growth Initial Class	-	-

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
DWS Alternative Asset Allocation Class A Shares	2,966	(2,051)	915	1,779	(1,089)	690
DWS Capital Growth Class A Shares	6,213	(17,096)	(10,883)	2,140	(10,871)	(8,731)
DWS CROCI U.S. Class A Shares	29,300	(10,193)	19,107	10,339	(21,873)	(11,534)
DWS Global Small Cap Class A Shares	18,739	(23,399)	(4,660)	7,468	(10,219)	(2,751)
DWS Government Money Market Class A Shares	492,616	(492,616)	-	-	-	-
DWS High Income Class A Shares	54,111	(1,351)	52,760	-	-	-
DWS Small Mid Cap Growth Class A Shares	3,476	(5,730)	(2,254)	1,542	(2,187)	(645)
DWS Small Mid Cap Value Class A Shares	6,660	(5,266)	1,394	2,184	(2,679)	(495)
TA BlackRock Global Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Growth Initial Class	11,820	(17,282)	(5,462)	4,975	(10,427)	(5,452)
TA JPMorgan Core Bond Initial Class	334,307	(34,571)	299,736	31,326	(16,884)	14,442
TA PIMCO Total Return Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
DWS Alternative Asset Allocation Class A Shares	$2,897	$(2,286)	$611	$1,919	$(1,166)	$753
DWS Capital Growth Class A Shares	17,088	(55,888)	(38,800)	5,516	(27,865)	(22,349)
DWS CROCI U.S. Class A Shares	40,806	(14,914)	25,892	15,991	(35,701)	(19,710)
DWS Global Small Cap Class A Shares	20,168	(31,581)	(11,413)	9,642	(13,643)	(4,001)
DWS Government Money Market Class A Shares	480,999	(480,176)	823	-	-	-
DWS High Income Class A Shares	80,528	(2,085)	78,443	-	-	-
DWS Small Mid Cap Growth Class A Shares	5,142	(11,256)	(6,114)	2,723	(3,971)	(1,248)
DWS Small Mid Cap Value Class A Shares	8,250	(7,781)	469	3,466	(4,413)	(947)
TA BlackRock Global Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Growth Initial Class	13,634	(24,984)	(11,350)	6,448	(13,954)	(7,506)
TA JPMorgan Core Bond Initial Class	439,865	(44,489)	395,376	38,151	(20,864)	17,287
TA PIMCO Total Return Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

DWS Alternative Asset Allocation Class A Shares
12/31/2020	36,294	$1.18	to	$10.88	$ 42,646	2.72%	0.64%	to	2.04%	5.04%	to	3.60%
12/31/2019	35,379	1.13	to	10.50	39,611	3.76	0.64	to	2.04	13.96	to	12.39
12/31/2018	34,689	0.99	to	9.35	34,109	2.16	0.64	to	2.04	(9.72)	to	(10.97)
12/31/2017	33,427	1.10	to	10.50	36,440	2.32	0.64	to	2.04	6.73	to	6.36
12/31/2016	35,263	1.03	to	1.01	36,000	2.26	0.64	to	0.99	4.63	to	4.27

DWS Capital Growth Class A Shares
12/31/2020	39,066	4.05	to	21.45	156,835	0.54	0.64	to	2.04	38.16	to	36.27
12/31/2019	49,949	2.93	to	15.74	145,261	0.42	0.64	to	2.04	36.26	to	34.40
12/31/2018	58,680	2.15	to	11.71	125,340	0.75	0.64	to	2.04	(2.23)	to	(3.58)
12/31/2017	60,697	2.20	to	12.15	132,717	0.74	0.64	to	2.04	25.50	to	25.06
12/31/2016	73,872	1.75	to	1.72	128,683	0.80	0.64	to	0.99	3.58	to	3.23

DWS CROCI U.S. Class A Shares
12/31/2020	99,038	1.59	to	11.70	156,372	2.51	0.64	to	2.04	(12.72)	to	(13.92)
12/31/2019	79,931	1.82	to	13.59	144,712	1.87	0.64	to	2.04	32.11	to	30.30
12/31/2018	91,465	1.38	to	10.43	125,456	2.51	0.64	to	2.04	(11.07)	to	(12.30)
12/31/2017	85,632	1.55	to	11.89	132,194	1.52	0.64	to	2.04	22.10	to	21.68
12/31/2016	101,712	1.27	to	1.25	128,567	1.01	0.64	to	0.99	(4.99)	to	(5.32)

DWS Global Small Cap Class A Shares
12/31/2020	60,092	1.67	to	12.26	99,847	0.92	0.64	to	2.04	16.62	to	15.02
12/31/2019	64,752	1.44	to	10.66	92,335	-	0.64	to	2.04	20.52	to	18.86
12/31/2018	67,503	1.19	to	8.97	79,938	0.28	0.64	to	2.04	(21.02)	to	(22.11)
12/31/2017	57,196	1.51	to	11.51	85,833	-	0.64	to	2.04	19.26	to	18.85
12/31/2016	64,731	1.27	to	1.24	81,444	0.38	0.64	to	0.99	0.93	to	0.58

DWS Government Money Market Class A Shares
12/31/2020	-	0.98	to	9.59	-	0.12	0.64	to	2.04	(0.40)	to	(1.77)
12/31/2019	-	0.98	to	9.76	-	-	0.64	to	2.04	1.12	to	(0.26)
12/31/2018	-	0.97	to	9.78	-	-	0.64	to	2.04	0.74	to	(0.65)
12/31/2017	-	0.96	to	9.85	-	-	0.64	to	2.04	(0.18)	to	(0.53)
12/31/2016	-	0.97	to	0.95	-	-	0.64	to	0.99	(0.58)	to	(0.92)

DWS High Income Class A Shares
12/31/2020	52,760	1.63	to	11.81	85,476	-	0.64	to	2.04	5.57	to	4.12
12/31/2019	-	1.55	to	11.34	-	-	0.64	to	2.04	14.95	to	13.38
12/31/2018	-	1.35	to	10.00	-	-	0.64	to	2.04	(3.14)	to	(4.48)
12/31/2017	-	1.39	to	10.47	-	-	0.64	to	2.04	6.82	to	6.45
12/31/2016	-	1.30	to	1.28	-	-	0.64	to	0.99	12.15	to	11.76

DWS Small Mid Cap Growth Class A Shares
12/31/2020	11,384	2.52	to	15.08	28,483	0.05	0.64	to	2.04	29.35	to	27.58
12/31/2019	13,638	1.95	to	11.82	26,404	-	0.64	to	2.04	21.64	to	19.97
12/31/2018	14,283	1.60	to	9.86	22,752	-	0.64	to	2.04	(14.14)	to	(15.33)
12/31/2017	13,083	1.87	to	11.64	24,295	0.10	0.64	to	2.04	21.34	to	20.93
12/31/2016	15,017	1.54	to	1.51	22,980	-	0.64	to	0.99	8.38	to	8.01

DWS Small Mid Cap Value Class A Shares
12/31/2020	16,529	1.74	to	10.12	28,464	1.59	0.64	to	2.04	(1.43)	to	(2.78)
12/31/2019	15,135	1.76	to	10.41	26,464	0.70	0.64	to	2.04	20.74	to	19.08
12/31/2018	15,630	1.46	to	8.74	22,653	1.37	0.64	to	2.04	(16.55)	to	(17.70)
12/31/2017	13,756	1.75	to	10.62	23,914	0.72	0.64	to	2.04	9.82	to	9.44
12/31/2016	14,700	1.59	to	1.56	23,267	0.59	0.64	to	0.99	16.15	to	15.75

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	-	$1.53	to	$11.46	$ -	-%	0.45%	to	1.85%	(0.76	) %	to	(2.13	) %
12/31/2019	-	1.55	to	11.71	-	-	0.45	to	1.85	24.63		to	22.92
12/31/2018	-	1.24	to	9.53	-	-	0.45	to	1.85	(10.49)		to	(11.73)
12/31/2017	-	1.39	to	10.79	-	-	0.45	to	1.85	10.82		to	10.44
12/31/2016	-	1.25	to	1.23	-	-	0.45	to	0.80	0.17		to	(0.17)

TA International Growth Initial Class

12/31/2020	48,700	1.77	to	14.89	85,621	2.23	0.45	to	1.85	20.36		to	18.70
12/31/2019	54,162	1.47	to	12.55	79,183	1.68	0.45	to	1.85	27.11		to	25.36
12/31/2018	59,614	1.16	to	10.01	68,626	1.26	0.45	to	1.85	(18.08)		to	(19.21)
12/31/2017	52,111	1.41	to	12.39	73,288	1.29	0.45	to	1.85	26.68		to	26.24
12/31/2016	64,613	1.12	to	1.10	71,715	1.50	0.45	to	0.80	(0.37)		to	(0.71)

TA JPMorgan Core Bond Initial Class

12/31/2020	550,551	1.35	to	11.25	739,683	5.05	0.45	to	1.85	6.98		to	5.51
12/31/2019	250,815	1.27	to	10.66	315,234	2.69	0.45	to	1.85	8.04		to	6.55
12/31/2018	236,373	1.17	to	10.00	275,224	3.37	0.45	to	1.85	(0.37)		to	(1.75)
12/31/2017	248,712	1.18	to	10.18	290,921	2.91	0.45	to	1.85	3.20		to	2.84
12/31/2016	257,259	1.14	to	1.12	291,393	2.14	0.45	to	0.80	1.94		to	1.58

TA PIMCO Total Return Initial Class

12/31/2020	-	1.37	to	11.32	-	-	0.45	to	1.85	7.20		to	5.73
12/31/2019	-	1.27	to	10.70	-	-	0.45	to	1.85	7.93		to	6.44
12/31/2018	-	1.18	to	10.06	-	-	0.45	to	1.85	(1.10)		to	(2.47)
12/31/2017	-	1.19	to	10.31	-	-	0.45	to	1.85	4.42		to	4.05
12/31/2016	-	1.14	to	1.12	-	-	0.45	to	0.80	2.25		to	1.90

TA WMC US Growth Initial Class

12/31/2020	-	1.48	to	14.56	-	-	0.45	to	1.85	36.68		to	34.81
12/31/2019(1)	-	1.08	to	10.80	-	-	0.45	to	1.85	-		to	-

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following funds are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
DWS Alternative Asset Allocation Class A Shares	0.19%
DWS Capital Growth Class A Shares	0.19%
DWS CROCI U.S. Class A Shares	0.19%
DWS Global Small Cap Class A Shares	0.19%
DWS Government Money Market Class A Shares	0.19%
DWS High Income Class A Shares	0.19%
DWS Small Mid Cap Growth Class A Shares	0.19%
DWS Small Mid Cap Value Class A Shares	0.19%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.